Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Premises and Equipment [Abstract]
Property, Plant and Equipment

The following is a summary of premises and equipment at December 31, 2017 and 2016:

	(in thousands)
	2017	2016
Land and improvements	$4,069	$3,469
Buildings	17,311	10,434
Equipment	5,018	3,621
Construction in progress	-	2,209
	26,398	19,733
Less accumulated depreciation	7,062	6,338
Premises and equipment, net	$19,336	$13,395